Capital and share premium - Summary of capital and share premium (Detail) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Capital	€ 48,513	€ 48,513
Share premium	€ 43,349	€ 43,349
Outstanding shares	13,942,344	13,942,344